Intangible Assets - Main Hypotheses Used In The Calculations Of The Value In Use (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Carrying amount of goodwill routes and trademarks with indefinite life	$ 335,434	$ 335,434
Duration of planning period	5 years	5 years
Revenue growth p.a. after planning period	3.70%	4.30%
Operating Income after planning period	11.50%	10.00%
Capital expenditures after planning period	2.43%	6.43%
Business Enterprise Value	$ 5,724,540	$ 9,269,446
Discount rate	14.11%	8.72%
Bottom of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Revenue growth p.a. over planning period	2.50%	2.30%
Operating income over planning period	5.90%	5.20%
Capital expenditures over planning period	1.24%	0.20%
Top of Range [member]
Disclosure Of Key Assumptions Used In Calculating Recoverable Amount [line items]
Revenue growth p.a. over planning period	24.80%	5.00%
Operating income over planning period	11.40%	8.80%
Capital expenditures over planning period	3.86%	12.69%